Related Party Information - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
EXOR S.p.A
Related Party Transaction [Line Items]
Percentage of common shares outstanding held by related parties	41.35%
Iveco-Oto Melara Societa Consortile [Member]
Related Party Transaction [Line Items]
Pledged guarantees on commitments	$ 219	$ 203